Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
U.S.	1,176	1,199	1,237
Italy	1,018	968	934
Rest of Europe	195	199	208
All other	123	146	150
Total	2,511	2,512	2,529

Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ in millions)	2025	2024
U.S.	590	540
Italy	107	52
Rest of Europe	50	56
All other	21	17
Total	768	665

	For the year ended December 31,
($ in millions)	2025	2024	2023
Expenditures for long-lived assets	262	128	133